STOCK OPTIONS AND WARRANTS (Details) - Schedule of Stock Options Roll Forward - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
STOCK OPTIONS AND WARRANTS (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Number of Shares (in Shares)	260,018	0
Balance, Options Outstanding, Weighted Average Exercise Price	$ 7.92	$ 8.40
Balance, Options Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 0	$ 0	[1]		[1]
Balance, Options Exercisable, Aggregate Intrinsic Value (in Dollars)	$ 0	$ 0	[1]	$ 0	[1]
Balance, Options Exercisable, Number of Shares (in Shares)	11,256	0
Balance, Options Exercisable, Weighted Average Exercise Price	$ 7.54	$ 8.16		$ 0
Vested (in Shares)	96,900	11,256,000,000
Vested		$ 8.16
Granted, Options Outstanding (in Shares)	165,803	260,018
Granted, Options Outstanding	$ 7.16	$ 8.40
Balance, Options Outstanding, Number of Shares (in Shares)	425,821	260,018
Balance, Options Exercisable, Number of Shares (in Shares)	108,156	11,256
Minimum [Member]
STOCK OPTIONS AND WARRANTS (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Price per Share Range	$ 6.84	$ 8.16
Granted, Options Outstanding	6.84	8.16
Maximum [Member]
STOCK OPTIONS AND WARRANTS (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Price per Share Range	9.25	9.25
Granted, Options Outstanding	$ 8.32	$ 9.25

[1]	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-the-money options only.